General and administrative expenses	12 Months Ended
Dec. 31, 2015
General and administrative expenses
12 General and administrative expenses
in	2015	2014	2013
General and administrative expenses (CHF million)
Occupancy expenses	1,022	1,177	1,186
IT, machinery, etc.	1,268	1,446	1,517
Provisions and losses	1,158	2,783	2,136
Travel and entertainment	381	353	355
Professional services	3,241	2,381	1,952
Amortization and impairment of other intangible assets	19	24	25
Other	1,485	1,370	1,416
General and administrative expenses	8,574	9,534	8,587

Bank
General and administrative expenses
12 General and administrative expenses
in	2015	2014	2013
General and administrative expenses (CHF million)
Occupancy expenses	1,004	1,161	1,168
IT, machinery, etc.	1,254	1,436	1,508
Provisions and losses	1,157	2,782	2,136
Travel and entertainment	366	339	342
Professional services	3,188	2,338	1,912
Amortization and impairment of other intangible assets	19	24	25
Other	1,626	1,493	1,551
General and administrative expenses	8,614	9,573	8,642